Cover	3 Months Ended
Mar. 31, 2026
Entity Addresses [Line Items]
Document Type	S-1/A
Amendment Flag	true
Entity Registrant Name	Next Bridge Hydrocarbons, Inc.
Entity Central Index Key	0001936756
Entity Primary SIC Number	1311
Entity Tax Identification Number	87-2538731
Entity Incorporation, State or Country Code	NV
Entity Address, Address Line One	500 W. Texas Avenue
Entity Address, Address Line Two	Suite 890
Entity Address, City or Town	Midland
Entity Address, State or Province	TX
Entity Address, Postal Zip Code	79701
City Area Code	(432)
Local Phone Number	684-0018
Entity Filer Category	Non-accelerated Filer
Entity Small Business	true
Entity Emerging Growth Company	true
Elected Not To Use the Extended Transition Period	false
Business Contact [Member]
Entity Addresses [Line Items]
Entity Address, Address Line One	500 W. Texas Avenue
Entity Address, Address Line Two	Suite 890
Entity Address, City or Town	Midland
Entity Address, State or Province	TX
Entity Address, Postal Zip Code	9701
City Area Code	432
Local Phone Number	684-0018
Contact Personnel Name	Gregory McCabe